Lord Abbett
Large-Cap Growth Fund

SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JANUARY 31, 2000



[LOGO]

Report to Shareholders
For the Period Ended January 31, 2000

                               {GRAPHIC OMITTED]

     Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honor Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.

We are pleased to present you with the following performance overview.

How We Positioned Your Portfolio

The majority of the Fund's performance was a result of our exposure to stocks of technology companies, which continued to be among the fastest growing in the U.S. economy. We believe the growth in the technology area, particularly among telecommunications equipment companies, is at least in part due to what Investment Team Leader, Stephen Humphrey calls "consumers' increasing and substantial `thirst for information'."

We also increased the Fund's exposure to the stocks of healthcare companies. We had previously been concerned that these companies would be negatively impacted by healthcare reform, but our fears were alleviated when the proposed reforms were less substantial than anticipated. Our research suggests that several healthcare companies, particularly pharmaceuticals, have strong business plans, and offer some of the best growth potential we have seen among companies in this industry for the past 5 years.

On the other hand, our exposure to certain stocks of consumer staples companies--those companies that produce goods purchased for personal or household use--hurt the Fund's performance. Many of these companies experienced extreme price pressure during the period as both the cost of raw materials and competition increased, sometimes substantially. These factors led a number of companies to announce lower than expected earnings, which caused their stock prices to drop dramatically.

Outlook

We plan to maintain our strong position in the stocks of technology companies in the months ahead, as we believe many of these firms will continue to achieve strong earnings growth. At the same time, we will not ignore the stocks of non-technology companies. We plan to make selective investments in the stocks of financial services companies because we feel that additional rate increases by the Federal Reserve Board are likely until the economy shows clear signs of slowing. While this environment traditionally does not bode well for financial services companies, we will selectively make investments in those financial service companies where we anticipate the accelerated earnings growth. As always, we will continue searching for companies that clearly dominate their respective industries over the long term, use proven management "visionaries" to keep their companies on the leading edge and have a clear and understandable business strategy.

We thank you for entrusting your investment dollars to Lord Abbett and look forward to helping you meet your financial goals.

                              Statement of Net Assets
                              LARGE-CAP GROWTH FUND January 31, 2000 (unaudited)


                               Investments                                                                  Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Common Stocks 99.65%
------------------------------------------------------------------------------------------------------------------------------------
Banks: Money Center 2.35%      Bank of New York Co., Inc.                                                       50          $  2,031
                               Chase Manhattan Corp.                                                           100             8,043
                               Citigroup, Inc.                                                                 260            14,934
                               Zions Bancorporation                                                             25             1,478
                               Total                                                                                          26,486
--------------------------------------------------------------------------------------------------------------------------==========
Banks: Regional .36%           Wells Fargo & Co.                                                               100             4,000
--------------------------------------------------------------------------------------------------------------------------==========
Beverages 2.63%                Coca-Cola Co.                                                                   515            29,580
--------------------------------------------------------------------------------------------------------------------------==========
Biotechnology .23%            *Guidant Corp.                                                                    50             2,631
--------------------------------------------------------------------------------------------------------------------------==========
Broadcasting .58%             *Clear Channel Communications, Inc.                                               75             6,478
--------------------------------------------------------------------------------------------------------------------------==========
Brokers .32%                   Lehman Brothers Holdings, Inc.                                                   50             3,575
--------------------------------------------------------------------------------------------------------------------------==========
Cable Services 1.31%           Comcast Corp. Class A                                                            35             1,610
                               Time Warner, Inc.                                                               165            13,190
                               Total                                                                                          14,800
--------------------------------------------------------------------------------------------------------------------------==========
Communications                 Corning, Inc.                                                                   365            56,301
Technology 6.73%               Lucent Technologies, Inc.                                                       250            13,813
                              *QUALCOMM, Inc.                                                                   45             5,715
                               Total                                                                                          75,829
--------------------------------------------------------------------------------------------------------------------------==========
Computer Technology 8.99%     *Cisco Systems, Inc.                                                             480            52,560
                              *Dell Computer Corp.                                                             795            30,557
                              *DoubleClick, Inc.                                                                50             4,941
                              *Seagate Technology, Inc.                                                         65             2,604
                              *Sun Microsystems, Inc.                                                          135            10,606
                               Total                                                                                         101,268
--------------------------------------------------------------------------------------------------------------------------==========
Computer: Hardware 12.91%      Compaq Computer Corp.                                                           220             6,022
                              *EMC Corp.                                                                       450            47,925
                               Hewlett-Packard Co.                                                             100            10,825
                               Intel Corp.                                                                     350            34,628
                               International Business Machines Corp.                                           245            27,486
                              *JDS Uniphase Corp.                                                               10             1,936
                              *Lexmark International Group, Inc. Class A                                       100             9,425
                              *Solectron Corp.                                                                 100             7,263
                               Total                                                                                         145,510

--------------------------------------------------------------------------------------------------------------------------==========
Computer: Software 11.68%     *America Online, Inc.                                                            375            21,352
                               Arriba, Inc.                                                                     10             1,626
                               Automatic Data Processing, Inc.                                                  50             2,372
                              *Ceridian Corp.                                                                  100             1,600
                               Computer Associates International, Inc.                                         100             6,869
                               Computer Sciences Corp.                                                         100             9,188

                                                                               1


                               Statement of Net Assets
                               LARGE-CAP GROWTH FUND January 31, 2000 (unaudited)


                               Investments                                                                  Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
                              *Comverse Technology , Inc.                                                       25          $  3,584
                               Electronic Data Systems Corp.                                                    75             5,072
                              *Exodus Communications, Inc.                                                      25             2,872
                               First Data Corp.                                                                 60             2,944
                              *Microsoft Corp.                                                                 485            47,469
                              *Novell, Inc.                                                                    200             6,675
                              *Oracle Corp.                                                                    400            19,981
                               Total                                                                                         131,604
--------------------------------------------------------------------------------------------------------------------------==========
Conglomerates 3.44%            Minnesota Mining & Manufacturing Co.                                             60             5,618
                               Tyco International Ltd.                                                         775            33,131
                               Total                                                                                          38,749
--------------------------------------------------------------------------------------------------------------------------==========
Drugs 8.27%                   *Amgen, Inc.                                                                     215            13,693
                               Bristol-Myers Squibb Co.                                                        210            13,860
                               Johnson & Johnson                                                               160            13,770
                               Merck & Co., Inc.                                                               185            14,580
                               Pfizer, Inc.                                                                    400            14,550
                               Warner-Lambert Co.                                                              240            22,785
                               Total                                                                                          93,238
--------------------------------------------------------------------------------------------------------------------------==========
Electronics:                  *Applied Materials, Inc.                                                          85            11,666
Semiconductor 2.14%           *Conexant Systems, Inc.                                                           20             1,690
                               Texas Instruments, Inc.                                                         100            10,788
                               Total                                                                                          24,144
--------------------------------------------------------------------------------------------------------------------------==========
Entertainment .29%             The Walt Disney Co.                                                              90             3,268
--------------------------------------------------------------------------------------------------------------------------==========
Financial Services 3.15%       American Express Co.                                                             75            12,361
                               Morgan Stanley Dean Witter & Co.                                                110             7,287
                               Schwab (Charles) Corp.                                                          440            15,868
                               Total                                                                                          35,516
--------------------------------------------------------------------------------------------------------------------------==========
Financial: Miscellaneous .49%  Fannie Mae                                                                       50             2,997
                               Freddie Mac                                                                      50             2,509
                               Total                                                                                           5,506
--------------------------------------------------------------------------------------------------------------------------==========
Food .19%                      SYSCO Corp.                                                                      60             2,134
--------------------------------------------------------------------------------------------------------------------------==========
Insurance 2.40%                American International Group, Inc.                                              260            27,073
--------------------------------------------------------------------------------------------------------------------------==========
Leisure 1.20%                  Carnival Corp.                                                                  300            13,519
--------------------------------------------------------------------------------------------------------------------------==========
Media .49%                    *Viacom, Inc.                                                                    100             5,538
--------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous 1.43%           *Yahoo! Inc.                                                                      50            16,103
--------------------------------------------------------------------------------------------------------------------------==========
Multi-Sector Company 4.80%     General Electric Co.                                                            325            43,347
                               Honeywell International, Inc.                                                   225            10,800
                               Total                                                                                          54,147
--------------------------------------------------------------------------------------------------------------------------==========

2


                               Statement of Net Assets
                               LARGE-CAP GROWTH FUND January 31, 2000 (unaudited)


                               Investments                                                                  Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas .33%               Enron Corp.                                                                      55          $  3,709
--------------------------------------------------------------------------------------------------------------------------==========
Office Supplies .32%           Avery Dennison Corp.                                                             50             3,388
                              *Staples, Inc.                                                                    10               238
                               Total                                                                                           3,626
--------------------------------------------------------------------------------------------------------------------------==========
Oil: Integrated                Chevron Corp.                                                                    50             4,178
International 2.22%            Exxon Mobil Corp.                                                               250            20,875
                               Total                                                                                          25,053
--------------------------------------------------------------------------------------------------------------------------==========
Publishing 2.30%               Gannett Co., Inc.                                                               200            13,900
                               Tribune Co.                                                                     285            12,023
                               Total                                                                                          25,923
--------------------------------------------------------------------------------------------------------------------------==========
Restaurants .17%              *Starbucks Corp.                                                                  60             1,920
--------------------------------------------------------------------------------------------------------------------------==========
Retail 2.76%                  *Best Buy Co., Inc.                                                               75             3,581
                               Wal-Mart Stores, Inc.                                                           415            22,721
                               Walgreen Co.                                                                    175             4,834
                               Total                                                                                          31,136
--------------------------------------------------------------------------------------------------------------------------==========
Retail: Specialty 3.30%        Home Depot, Inc.                                                                525            29,728
                              *eBay, Inc.                                                                       50             7,503
                               Total                                                                                          37,231
--------------------------------------------------------------------------------------------------------------------------==========
Soaps & House Chemicals 2.06%  Procter & Gamble Co.                                                            230            23,201
--------------------------------------------------------------------------------------------------------------------------==========
Supermarkets .34%             *Safeway, Inc.                                                                   100             3,819
--------------------------------------------------------------------------------------------------------------------------==========
Telecommunication              3Com Corp.                                                                      100             5,075
Equipment 5.09%                Motorola, Inc.                                                                   75            10,256
                              *Network Appliance, Inc.                                                          50             5,019
                               Nokia Corp. ADR                                                                 150            27,450
                               Nortel Networks Corp.                                                           100             9,563
                               Total                                                                                          57,363
--------------------------------------------------------------------------------------------------------------------------==========


                                                                               3


                               Statement of Net Assets
                               LARGE-CAP GROWTH FUND January 31, 2000 (unaudited)


                               Investments                                                                  Shares            Value
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications 2.12%       SBC Communications, Inc.                                                        100          $  4,313
                               Vodafone AirTouch plc ADR                                                       350            19,600
                               Total                                                                                          23,913
--------------------------------------------------------------------------------------------------------------------------==========
Telephone:                     AT&T Corp.                                                                      200            10,550
Long Distance 2.26%           *MCI WorldCom, Inc.                                                              325            14,930
                               Total                                                                                          25,480
--------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments in Common Stocks (Cost $1,092,527)                                        1,123,070
--------------------------------------------------------------------------------------------------------------------------==========
Short-Term Investments 1.77%                                                                       Principal Amount

                               FC Discount Note 5.72% due 2/1/2000 (Cost $20,000)                           $20,000           20,000
--------------------------------------------------------------------------------------------------------------------------==========
                               Total Investments 101.42% (Cost $1,112,527)                                                 1,143,070
--------------------------------------------------------------------------------------------------------------------------==========
Other Assets,                  Cash                                                                                           11,107
Less Liabilities (1.42%)       Receivable for capital shares sold                                                             21,000
                               Dividends receivable                                                                              282
                               Prepaid costs                                                                                  56,000
                               Total other assets                                                                             88,389

--------------------------------------------------------------------------------------------------------------------------==========
                               Payable to Lord Abbett                                                                         46,100
                               Payable for securities purchased                                                               48,455
                               Other                                                                                           9,892
                               Total liabilities                                                                             104,447
--------------------------------------------------------------------------------------------------------------------------==========
                               Total other assets, less liabilities                                                         (16,058)
--------------------------------------------------------------------------------------------------------------------------==========
Net Assets 100.00%                                                                                                        $1,127,012
--------------------------------------------------------------------------------------------------------------------------==========
                               Class A  Shares-Net  Asset  Value  ($1,122,360  / 108,725   shares   outstanding)
                               10.32   Maximum offering price (Net Asset Value plus sales charge
                               of 5.75% of the offering price)                                                                10.95
                               Class B Shares-Net Asset Value ($1,161.48 / 112.545 shares outstanding)                        10.32
                               Class C Shares-Net Asset Value ($1,163.10 / 112.698 shares outstanding)                        10.32
                               Class P Shares-Net Asset Value ($1,164.83 / 112.866 shares outstanding)                        10.32
                               Class Y Shares-Net Asset Value ($1,162.31 / 112.620 shares outstanding)                        10.32

                              *Non-income producing security.
                               ADR American Depository Receipt.

See Notes to Financial Statements.

Statement of Operations (unaudited)

                                                                                                                         12/15/1999*
Investment Income                                                                                                         to 1/31/00
------------------------------------------------------------------------------------------------------------------------------------
Income         Dividends                                                                                                    $    682
               Total income                                                                                                      682
--------------------------------------------------------------------------------------------------------------------------==========
Expenses       Management fee                                                                                                  1,043
               Management fee waived                                                                                         (1,043)
               Professional                                                                                                    5,200
               Reports to shareholders                                                                                         3,200
               Shareholder servicing                                                                                             100
               Other                                                                                                           1,400
               Total expenses before reimbursements                                                                            9,900
               Expense reimbursements                                                                                        (9,900)
------------------------------------------------------------------------------------------------------------------------------------
               Net expenses                                                                                                     -
------------------------------------------------------------------------------------------------------------------------------------
               Net investment income                                                                                            682
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investment transactions                                                                                (312)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                                         30,543
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                                                              30,231
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                                      $  30,913
--------------------------------------------------------------------------------------------------------------------------==========
                *Commencement of operations.

               See Notes to Financial Statements.

Statement of Changes in Net Assets (unaudited)

                                                                                                                          12/15/99*
Increase (decrease) in Net Assets                                                                                        to 1/31/00
------------------------------------------------------------------------------------------------------------------------------------
Operations  Net investment income                                                                                        $      682
            Net realized loss from investment transactions                                                                    (312)
            Net change in unrealized appreciation of investments                                                             30,543
            Net increase in net assets resulting from operations                                                             30,913
-------------------------------------------------------------------------------------------------------------------------===========
Capital share transactions:
            Net proceeds from sales of shares                                                                             1,096,283
            Net asset value of shares issued in reinvestment of dividends and distributions

            Total                                                                                                         1,096,283
--------------------------------------------------------------------------------------------------------------------------==========
            Cost of shares reacquired                                                                                         (184)
-------------------------------------------------------------------------------------------------------------------------===========
            Increase in net assets derived from capital share transactions                                                1,096,099
-------------------------------------------------------------------------------------------------------------------------===========
Increase in net assets                                                                                                    1,127,012
-------------------------------------------------------------------------------------------------------------------------===========
Net Assets  Beginning of period
            End of period (including undistributed net investment income of $682)                                        $1,127,012
-------------------------------------------------------------------------------------------------------------------------===========

            *Commencement of operations.
            See Notes to Financial Statements.
6

                                                    Class A Shares   Class B Shares  Class C Shares  Class P Shares  Class Y Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                         12/15/99*        12/15/99*       12/15/99*       12/15/99*       12/15/99*
Per Share Operating Performance:                        to 1/31/00       to 1/31/00      to 1/31/00      to 1/31/00      to 1/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.00           $10.00          $10.00          $10.00          $10.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations
    Net investment income(a)                                  0.01             0.01            0.01            0.01            0.01
    Net realized and unrealized gain on investments           0.31             0.31            0.31            0.31            0.31
    Total from investment operations                          0.32             0.32            0.32            0.32            0.32
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.32           $10.32          $10.32          $10.32          $10.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)(c)                                           3.20%            3.20%           3.20%           3.20%           3.20%
------------------------------------------------------------------------------------------------------------------------------------
    Ratios to Average Net Assets(c):
    Expenses, including waiver                               0.00%            0.00%           0.00%           0.00%           0.00%
    Expenses, excluding waiver                               1.02%            1.02%           1.02%           1.02%           1.02%
    Net investment income                                    0.06%            0.06%           0.06%           0.06%           0.06%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          12/15/99*
Supplemental Data for All Classes                                                                                        to 1/31/00
------------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)                                                                                          $1,127
    Portfolio turnover rate                                                                                                   4.19%
------------------------------------------------------------------------------------------------------------------------------------


*    Commencement of operations.

(a   )Calculated using average shares outstanding during the period.

(b)  Total return does not consider the effect of sales loads.

(c)  Not annualized.

See Notes to Financial Statements.

1. Significant Accounting Policies Lord Abbett Large-Cap Growth Fund (the "Fund") was organized as a Delaware business trust on September 29, 1999, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of the significant accounting policies followed by the Fund: (a) Security valuation is determined as follows:
Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the last bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost (which approx i mates market value) if the maturity is 60 days or less at the time of purchase, or market value if the maturity is greater than 60 days. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Trustees. (b) It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to dis tribute all of its taxable income. Therefore, no federal income tax provision is required. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

2. Management Fee and Other Transactions with Affiliates The Fund has a management agreement with Lord, Abbett &Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Fund's investment portfolio. The management fee is based on average daily net assets for each month at the annual rate of 0.75% of average daily net assets. Lord Abbett waived its management fee for the period ended January 31, 2000.

The Fund has Rule 12b-1 plans and agreements (the "Class A, Class B, Class C and Class P Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The Fund makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Fund pays Distributor (1) an annual service fee of 0.25% of average daily net assets,
(2) a one-time  distribution fee of up to 1% on certain qualifying purchases and
(3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. Pursuant to the Class B and Class C Plans, the Fund pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the shares outstanding. Pursuant to the Class P Plan, the Fund pays Distributor an annual service and distribution fee of 0.20% and 0.25%, respectively, of the average daily net asset value of the Class P shares. Class Y does not have a Plan.

Certain of the Fund's officers and trustees have an interest in Lord Abbett.

3. Distributions Distributions from net investment income and net realized gains from investment transactions are declared annually. Accumulated net realized loss at January 31, 2000 for financial reporting purposes aggregated $312. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Capital Transactions in shares of beneficial interest were as follows:

                                                       12/15/99*
                                                      to 1/31/00
------------------------------------------------------------------
Class A                         Shares                    Amount
------------------------------------------------------------------
Sales of shares                 108,743               $1,091,736
Shares reacquired                  (18)                    (184)
Increase                        108,725               $1,091,552
------------------------------------------------------------------
                                                       12/15/99*
                                                      to 1/31/00
------------------------------------------------------------------
Class B                         Shares                    Amount
------------------------------------------------------------------
Sales of shares                     113                   $1,135
Increase                            113                   $1,135
------------------------------------------------------------------
                                                       12/15/99*
                                                      to 1/31/00
------------------------------------------------------------------
Class C                         Shares                    Amount
------------------------------------------------------------------
Sales of shares                     113                   $1,137
Increase                            113                   $1,137
------------------------------------------------------------------
                                                       12/15/99*
                                                      to 1/31/00
------------------------------------------------------------------
Class P                         Shares                    Amount
------------------------------------------------------------------
Sales of shares                     113                   $1,139
Increase                            113                   $1,139
------------------------------------------------------------------
                                                       12/15/99*
                                                      to 1/31/00
------------------------------------------------------------------
Class Y                         Shares                    Amount
------------------------------------------------------------------
Sales of shares                     113                   $1,136
Increase                            113                   $1,136
------------------------------------------------------------------

*    Commencement  of  operations.
     Paid in capital amounted to $1,096,099 at January 31, 2000.

5. Purchases and Sales of Securities Purchases and sales of investment securities (other than U.S. Government obligations and short-term securities) aggregated $1,137,394 and $44,555, respectively. As of January 31, 2000, net unrealized appreciation for federal income tax purposes aggregated $30,543 of which $85,613 related to appreciated securities and $55,070 related to depreciated securities. The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Renumeration The Trustees of theFund associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund.

7. Reorganization On March 9, 2000, the Board of Trustees of the Fund approved an agreement and plan of reorganization providing for the transfer of all of the assets of the Lord Abbett Equity Fund (the "Equity Fund") to the Fund in exchange for Class A shares of the Fund and the assumption by the Fund of all of the liabilities of the Equity Fund. Following receipt of the Fund's Class A shares, the Equity Fund will distribute the Class A shares to the shareholders of the Equity Fund and then the Equity Fund will be terminated. The reorganization will be voted on by Equity Fund shareholders at a Special Meeting of Shareholders to be held on May 26, 2000. If approved, the reorganization is expected to take place on June 1, 2000.

8